Investments in associates (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investments In Associates [Abstract]
Exploration and evaluation costs	$ 872	$ 590	$ 215
General and administration	714	841	384
Total transactions for the year	$ 1,586	$ 1,431	$ 599